INVENTORIES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INVENTORIES, NET
Raw materials	$ 18,635	¥ 121,600	¥ 258,912
Packaging and other supplies	20,322	132,593	105,231
Pre-made food and beverage items	3,276	21,375	21,401
Inventory, net	$ 42,233	¥ 275,568	¥ 385,544